Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Equity Series
Entity Central Index Key	0001479360
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000106728
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class A
Trading Symbol	PQIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[1]
AssetsNet	$ 229,487,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 470,000
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000106729
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class C
Trading Symbol	PQICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%	[2]
AssetsNet	$ 229,487,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 470,000
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000106724
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Institutional Class
Trading Symbol	PQIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[3]
AssetsNet	$ 229,487,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 470,000
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000106725
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	I-2
Trading Symbol	PQIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[4]
AssetsNet	$ 229,487,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 470,000
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,487
# of Portfolio Holdings	1,252
Portfolio Turnover Rate	223%
Total Net Advisory Fees Paid During the Reporting Period	$470
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	46.2%
U.S. Government Agencies	29.0%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	5.1%
Real Estate Investment Trusts	4.6%
Sovereign Issues	3.8%
Preferred Stocks	0.8%
Loan Participations and Assignments	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	2.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(29.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154254
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Class A
Trading Symbol	PEAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[5]
AssetsNet	$ 2,518,263,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 6,181,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154250
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	PEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[6]
AssetsNet	$ 2,518,263,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 6,181,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154251
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	I-2
Trading Symbol	PEPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[7]
AssetsNet	$ 2,518,263,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 6,181,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,518,263
# of Portfolio Holdings	303
Portfolio Turnover Rate	26%
Total Net Advisory Fees Paid During the Reporting Period	$6,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.9%
Brazil	19.5%
South Korea	10.2%
South Africa	7.0%
India	6.7%
Thailand	6.7%
Taiwan	6.0%
Hong Kong	5.8%
Indonesia	2.6%
Mexico	2.1%
Chile	1.5%
Other Countries	4.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154268
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Class A
Trading Symbol	PZRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[8]
AssetsNet	$ 125,450,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000154264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Institutional Class
Trading Symbol	PZRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[9]
AssetsNet	$ 125,450,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000154265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	I-2
Trading Symbol	PZRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
AssetsNet	$ 125,450,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$125,450
# of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	72.6%
PIMCO RAE Emerging Markets Fund	27.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000154275
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Class A
Trading Symbol	PPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[11]
AssetsNet	$ 515,927,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000154271
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Institutional Class
Trading Symbol	PPYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%	[12]
AssetsNet	$ 515,927,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000154272
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	I-2
Trading Symbol	PPYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[13]
AssetsNet	$ 515,927,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$515,927
# of Portfolio Holdings	248
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$821
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.8%
United Kingdom	17.4%
Switzerland	7.8%
Germany	7.8%
Canada	6.3%
Netherlands	6.2%
Norway	4.3%
Hong Kong	4.2%
Denmark	3.5%
Spain	3.0%
Other Countries	16.4%
Short-Term Instruments	0.1%
Affiliated Investments	6.4%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000154282
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Class A
Trading Symbol	PKAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 1,326,139,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 1,749,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154278
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Institutional Class
Trading Symbol	PKAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[15]
AssetsNet	$ 1,326,139,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 1,749,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154279
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	I-2
Trading Symbol	PKAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[16]
AssetsNet	$ 1,326,139,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 1,749,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,326,139
# of Portfolio Holdings	140
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$1,749
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	20.9%
Health Care	17.1%
Consumer Staples	10.3%
Energy	9.7%
Consumer Discretionary	9.0%
Financials	8.8%
Communication Services	8.9%
Industrials	7.3%
Materials	3.8%
Real Estate	1.8%
Utilities	1.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000154289
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Class A
Trading Symbol	PMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[17]
AssetsNet	$ 3,005,478,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,729,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000154285
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Institutional Class
Trading Symbol	PMJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[18]
AssetsNet	$ 3,005,478,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,729,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000154286
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	I-2
Trading Symbol	PMJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[19]
AssetsNet	$ 3,005,478,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,729,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,005,478
# of Portfolio Holdings	281
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$4,729
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Consumer Discretionary	18.3%
Industrials	17.4%
Financials	16.3%
Information Technology	15.0%
Health Care	8.5%
Real Estate	7.3%
Materials	5.5%
Communication Services	4.9%
Energy	3.2%
Consumer Staples	1.9%
Utilities	1.1%
Affiliated Investments	2.0%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000182353
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Trading Symbol	MFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 114,336,000
Holdings Count | Holding	714
Advisory Fees Paid, Amount	$ 268,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$114,336
# of Portfolio Holdings	714
Portfolio Turnover Rate	31%
Total Net Management Fees Paid During the Reporting Period	$268
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
China	27.7%
South Korea	18.6%
Taiwan	15.9%
India	7.4%
Brazil	6.3%
South Africa	5.6%
Thailand	3.2%
Mexico	2.5%
Hong Kong	2.3%
Malaysia	1.5%
Saudi Arabia	1.3%
Other Countries	7.3%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

C000182354
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Trading Symbol	MFDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[21]
AssetsNet	$ 406,925,000
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 746,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$406,925
# of Portfolio Holdings	1,291
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	24.8%
United Kingdom	14.3%
Canada	7.9%
Switzerland	6.9%
France	6.5%
Germany	6.5%
Australia	4.8%
Spain	4.5%
Italy	4.2%
Netherlands	3.5%
Hong Kong	2.5%
Other Countries	13.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

C000182355
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
Trading Symbol	MFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$16	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[22]
AssetsNet	$ 210,429,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 292,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,429
# of Portfolio Holdings	838
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	18.0%
Health Care	16.0%
Financials	15.3%
Consumer Staples	11.4%
Industrials	11.3%
Consumer Discretionary	9.6%
Communication Services	7.5%
Energy	4.7%
Materials	2.7%
Utilities	1.9%
Real Estate	1.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

C000215599
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI ESG U.S. ETF
Trading Symbol	RAFE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$16	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[23]
AssetsNet	$ 119,602,000
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$119,602
# of Portfolio Holdings	249
Portfolio Turnover Rate	11%
Total Net Management Fees Paid During the Reporting Period	$147
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	29.3%
Health Care	23.5%
Financials	14.6%
Consumer Staples	7.2%
Communication Services	7.2%
Consumer Discretionary	6.6%
Industrials	4.7%
Materials	3.7%
Real Estate	2.5%
Utilities	0.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

C000150054
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Class A
Trading Symbol	PBPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[24]
AssetsNet	$ 577,130,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 30,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$577,130
# of Portfolio Holdings	25
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	45.9%
Short-Term Instruments	0.2%
Affiliated Investments	53.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	28.8%
PIMCO Total Return Fund	12.5%
Vanguard Developed Markets Index Fund 'Institutional'	11.7%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Income Fund	8.4%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150050
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Institutional Class
Trading Symbol	PBPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[25]
AssetsNet	$ 577,130,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 30,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$577,130
# of Portfolio Holdings	25
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	45.9%
Short-Term Instruments	0.2%
Affiliated Investments	53.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	28.8%
PIMCO Total Return Fund	12.5%
Vanguard Developed Markets Index Fund 'Institutional'	11.7%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Income Fund	8.4%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.2%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150061
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Class A
Trading Symbol	PDGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[26]
AssetsNet	$ 651,184,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$651,184
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	57.9%
Short-Term Instruments	0.2%
Affiliated Investments	41.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	34.9%
Vanguard Developed Markets Index Fund 'Institutional'	15.0%
PIMCO Total Return Fund	9.1%
PIMCO Long-Term Real Return Fund	7.2%
PIMCO Long-Term U.S. Government Fund	6.3%
PIMCO Income Fund	6.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	4.0%
Vanguard Small-Cap Index Fund 'Institutional'	2.5%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150057
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Institutional Class
Trading Symbol	PDGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[27]
AssetsNet	$ 651,184,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$651,184
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	57.9%
Short-Term Instruments	0.2%
Affiliated Investments	41.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	34.9%
Vanguard Developed Markets Index Fund 'Institutional'	15.0%
PIMCO Total Return Fund	9.1%
PIMCO Long-Term Real Return Fund	7.2%
PIMCO Long-Term U.S. Government Fund	6.3%
PIMCO Income Fund	6.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	4.0%
Vanguard Small-Cap Index Fund 'Institutional'	2.5%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150068
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Class A
Trading Symbol	PVPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[28]
AssetsNet	$ 597,153,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 61,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$597,153
# of Portfolio Holdings	23
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$61
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	69.1%
Short-Term Instruments	0.2%
Affiliated Investments	30.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	41.3%
Vanguard Developed Markets Index Fund 'Institutional'	17.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Total Return Fund	6.4%
PIMCO Long-Term Real Return Fund	5.2%
PIMCO Income Fund	4.2%
PIMCO Long-Term U.S. Government Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	1.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150064
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Institutional Class
Trading Symbol	PVPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[29]
AssetsNet	$ 597,153,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 61,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$597,153
# of Portfolio Holdings	23
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$61
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	69.1%
Short-Term Instruments	0.2%
Affiliated Investments	30.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	41.3%
Vanguard Developed Markets Index Fund 'Institutional'	17.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Total Return Fund	6.4%
PIMCO Long-Term Real Return Fund	5.2%
PIMCO Income Fund	4.2%
PIMCO Long-Term U.S. Government Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.9%
PIMCO Real Return Fund	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	1.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150075
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Class A
Trading Symbol	PVQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[30]
AssetsNet	$ 588,355,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 92,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$588,355
# of Portfolio Holdings	25
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	78.4%
Short-Term Instruments	0.2%
Affiliated Investments	21.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	46.2%
Vanguard Developed Markets Index Fund 'Institutional'	21.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.6%
PIMCO Total Return Fund	4.2%
PIMCO Long-Term Real Return Fund	3.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.7%
PIMCO Real Return Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150071
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Institutional Class
Trading Symbol	PVQNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[31]
AssetsNet	$ 588,355,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 92,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$588,355
# of Portfolio Holdings	25
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	78.4%
Short-Term Instruments	0.2%
Affiliated Investments	21.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	46.2%
Vanguard Developed Markets Index Fund 'Institutional'	21.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.6%
PIMCO Total Return Fund	4.2%
PIMCO Long-Term Real Return Fund	3.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.7%
PIMCO Real Return Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150082
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Class A
Trading Symbol	PPQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[32]
AssetsNet	$ 549,038,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$549,038
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	84.7%
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.0%
Vanguard Developed Markets Index Fund 'Institutional'	24.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
PIMCO Total Return Fund	2.7%
PIMCO Long-Term U.S. Government Fund	1.8%
PIMCO Long-Term Real Return Fund	1.7%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150078
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Institutional Class
Trading Symbol	PPQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[33]
AssetsNet	$ 549,038,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$549,038
# of Portfolio Holdings	22
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	84.7%
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.0%
Vanguard Developed Markets Index Fund 'Institutional'	24.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
PIMCO Total Return Fund	2.7%
PIMCO Long-Term U.S. Government Fund	1.8%
PIMCO Long-Term Real Return Fund	1.7%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150089
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Class A
Trading Symbol	PRQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[34]
AssetsNet	$ 464,531,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 74,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$464,531
# of Portfolio Holdings	22
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid During the Reporting Period	$74
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.9%
Short-Term Instruments	0.2%
Affiliated Investments	11.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	50.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.2%
PIMCO Long-Term Real Return Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150085
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Institutional Class
Trading Symbol	PRQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[35]
AssetsNet	$ 464,531,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 74,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$464,531
# of Portfolio Holdings	22
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid During the Reporting Period	$74
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.9%
Short-Term Instruments	0.2%
Affiliated Investments	11.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	50.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.2%
PIMCO Long-Term Real Return Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000215697
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Class A
Trading Symbol	PRBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[36]
AssetsNet	$ 210,683,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,683
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.1%
Short-Term Instruments	0.3%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000215695
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Institutional Class
Trading Symbol	PRBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[37]
AssetsNet	$ 210,683,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$210,683
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.1%
Short-Term Instruments	0.3%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000238901
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Class A
Trading Symbol	PBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[38]
AssetsNet	$ 49,499,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$49,499
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.1%
Short-Term Instruments	0.6%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.5%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.5%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.8%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000238902
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Institutional Class
Trading Symbol	PBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[39]
AssetsNet	$ 49,499,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$49,499
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.1%
Short-Term Instruments	0.6%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.5%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.5%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.8%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000255110
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Class A
Trading Symbol	PAJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[40]
AssetsNet	$ 4,656,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,656
# of Portfolio Holdings	16
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.9%
Vanguard Developed Markets Index Fund 'Admiral'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.6%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000255109
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Institutional Class
Trading Symbol	PAJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[41]
AssetsNet	$ 4,656,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,656
# of Portfolio Holdings	16
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	51.9%
Vanguard Developed Markets Index Fund 'Admiral'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.6%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150033
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Class A
Trading Symbol	PBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[42]
AssetsNet	$ 628,207,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$628,207
# of Portfolio Holdings	23
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.9%
Short-Term Instruments	0.2%
Affiliated Investments	65.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.1%
Vanguard Developed Markets Index Fund 'Institutional'	8.8%
PIMCO Long-Term U.S. Government Fund	8.0%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000150029
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Institutional Class
Trading Symbol	PBRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[43]
AssetsNet	$ 628,207,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 34,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$628,207
# of Portfolio Holdings	23
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.9%
Short-Term Instruments	0.2%
Affiliated Investments	65.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.1%
Vanguard Developed Markets Index Fund 'Institutional'	8.8%
PIMCO Long-Term U.S. Government Fund	8.0%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

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